Expense Example - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Quality Index Fund - Fidelity SAI International Quality Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243